Segment and geographic information	6 Months Ended
Sep. 30, 2022
Segment and Geographic Information [Abstract]
Segment and geographic information
15. Segment and geographic information:
Operating segments—
Nomura’s operating management and management reporting are prepared based on the Retail, the Investment Management, and the Wholesale segments. Nomura structures its business segments based upon the nature of its main products and services, its client base and its management structure.
The accounting policies for segment information follow U.S. GAAP, except for a part of the impact of unrealized gains/losses on certain investments in equity securities held for operating purposes, which under U.S. GAAP are included in
Income (loss) before income taxes,
but excluded from segment information.
Revenues and expenses directly associated with each business segment are included in the operating results of each respective segment. Revenues and expenses that are not directly attributable to a particular segment are allocated to each respective business segment or included in “
Other
”, based upon Nomura’s allocation methodologies as used by management to assess each segment’s performance.
Business segments’ results are shown in the following tables.
Net interest revenue
is disclosed because management views interest revenue net of interest expense for its operating decisions. Business segments’ information on total assets is not disclosed because management does not utilize such information for its operating decisions and therefore, it is not reported to management.

	Millions of yen
	Retail	Investment Management	Wholesale (1)	Other (Incl. elimination)	Total
Six months ended September 30, 2021
Non-interest revenue	¥168,475	¥97,944	¥255,957	¥122,305	¥644,681
Net interest revenue	1,702	(133)	49,489	(28,837)	22,221

Net revenue	170,177	97,811	305,446	93,468	666,902
Non-interest expenses	134,171	37,869	308,834	94,267	575,141

Income before income taxes	¥36,006	¥59,942	¥(3,388)	¥(799)	¥91,761

Six months ended September 30, 2022
Non-interest revenue	¥142,603	¥35,366	¥406,582	¥57,991	¥642,542
Net interest revenue	1,263	(1,616)	(2,096)	(18,443)	(20,892)

Net revenue	143,866	33,750	404,486	39,548	621,650
Non-interest expenses	133,465	39,911	359,025	41,368	573,769

Income (loss) before income taxes	¥10,401	¥(6,161)	¥45,461	¥(1,820)	¥47,881

	Millions of yen
	Retail	Investment Management	Wholesale	Other (Incl. elimination)	Total
Three months ended September 30, 2021
Non-interest revenue	¥84,395	¥34,244	¥145,187	¥43,590	¥307,416
Net interest revenue	796	85	27,482	(18,781)	9,582

Net revenue	85,191	34,329	172,669	24,809	316,998
Non-interest expenses	68,207	19,300	147,700	65,192	300,399

Income (loss) before income taxes	¥16,984	¥15,029	¥24,969	¥(40,383)	¥16,599

Three months ended September 30, 2022
Non-interest revenue	¥71,977	¥27,058	¥214,413	¥25,325	¥338,773
Net interest revenue	503	(887)	(8,914)	(9,702)	(19,000)

Net revenue	72,480	26,171	205,499	15,623	319,773
Non-interest expenses	66,995	20,618	185,310	13,551	286,474

Income before income taxes	¥5,485	¥5,553	¥20,189	¥2,072	¥33,299

(1)
Non-interest
revenue
and
Non-interest
expense
for the six months ended September 30, 2021 include losses of ¥65,362 million arising from the U.S. Prime Brokerage Event. The losses are reported within
Net gain on trading
in the amount of ¥(56,073) million and in
Non-interest
expenses—Other
in the amount of ¥9,289 million in the consolidated statements of income.

Transactions between operating segments are recorded within segment results on commercial terms and conditions and are eliminated in “
Other.
”

The following table presents the major components of
Income (loss) before income taxes
in “
Other
.”

	Millions of yen
	Six months ended September 30
	2021	2022
Net gain (loss) related to economic hedging transactions	¥(381)	¥(9,709)
Realized gain on investments in equity securities held for operating purposes	196	295
Equity in earnings of affiliates	15,188	26,107
Corporate items (1)	(54,838)	(1,475)
Other (2)(3)	39,036	(17,038)

Total	¥(799)	¥(1,820)

	Millions of yen
	Three months ended September 30
	2021	2022
Net gain (loss) related to economic hedging transactions	¥(3,825)	¥98
Realized gain on investments in equity securities held for operating purposes	23	55
Equity in earnings of affiliates	5,571	9,114
Corporate items	(45,566)	4,513
Other (3)	3,414	(11,708)

Total	¥(40,383)	¥2,072

(1)	The loss before income taxes for the six months ended September 30, 2021 includes losses of approximately ¥40 billion related to legacy transactions.
(2)	The income before income taxes for the six months ended September 30, 2021 includes a gain of ¥36,249 million from the sale of Nomura Research Institute, Ltd. ordinary shares.
(3)	Includes the impact of Nomura’s own creditworthiness.
The table
below presents reconciliations of the combined business segments’ results included in the preceding table to Nomura’s reported
Net revenue,
Non-interest
expenses
and
Income before income taxes
in the consolidated statements of income.

	Millions of yen
	Six months ended September 30
	2021	2022
Net revenue	¥666,902	¥621,650
Unrealized gain on investments in equity securities held for operating purposes	5,239	(4,664)

Consolidated net revenue	¥672,141	¥616,986

Non-interest expenses	¥575,141	¥573,769
Unrealized gain (loss) on investments in equity securities held for operating purposes	—	—

Consolidated non-interest expenses	¥575,141	¥573,769

Income before income taxes	¥91,761	¥47,881
Unrealized gain on investments in equity securities held for operating purposes	5,239	(4,664)

Consolidated income before income taxes	¥97,000	¥43,217

	Millions of yen
	Three months ended September 30
	2021	2022
Net revenue	¥316,998	¥319,773
Unrealized gain on investments in equity securities held for operating purposes	1,868	(1,815)

Consolidated net revenue	¥318,866	¥317,958

Non-interest expenses	¥300,399	¥286,474
Unrealized gain (loss) on investments in equity securities held for operating purposes	—	—

Consolidated non-interest expenses	¥300,399	¥286,474

Income before income taxes	¥16,599	¥33,299
Unrealized gain on investments in equity securities held for operating purposes	1,868	(1,815)

Consolidated income before income taxes	¥18,467	¥31,484

Geographic information—
Nomura’s identifiable assets, revenues and expenses are generally allocated based on the country of domicile of the legal entity providing the service. However, because of the integration of the global capital markets and the corresponding global nature of Nomura’s activities and services, it is not always possible to make a precise separation by location. As a result, various assumptions, which are consistent among years, have been made in presenting the following geographic data.

The table below presents a geographic allocation of
Net revenue
and
Income (loss) before income taxes
from operations by geographic areas, and
long-lived assets
associated with Nomura’s operations. Net revenue in “Americas” and “Europe” substantially represents Nomura’s operations in the U.S. and the U.K., respectively.
Net revenue
and
Long-lived assets
have been allocated based on transactions with external customers while
Income (loss) before income taxes
have been allocated based on the inclusion of intersegment transactions.

	Millions of yen
	Six months ended September 30
	2021	2022
Net revenue (1)(2) :
Americas	¥122,906	¥119,139
Europe	66,997	64,064
Asia and Oceania	43,876	41,657

Subtotal	233,779	224,860
Japan	438,362	392,126

Consolidated	¥672,141	¥616,986

Income (loss) before income taxes (2) :
Americas	¥(53,824)	¥(43,011)
Europe	(14,150)	4,505
Asia and Oceania	13,724	23,917

Subtotal	(54,250)	(14,589)
Japan	151,250	57,806

Consolidated	¥97,000	¥43,217

	Millions of yen
	Three months ended September 30
	2021	2022
Net revenue (1) :
Americas	¥84,602	¥75,057
Europe	33,629	35,533
Asia and Oceania	22,715	4,744

Subtotal	140,946	115,334
Japan	177,920	202,624

Consolidated	¥318,866	¥317,958

Income (loss) before income taxes:
Americas	¥(17,225)	¥(21,364)
Europe	(8,863)	6,405
Asia and Oceania	7,103	15,574

Subtotal	(18,985)	615
Japan	37,452	30,869

Consolidated	¥18,467	¥31,484

(1)	There is no revenue derived from transactions with a single major external customer.
(2)	Includes losses arising from the U.S. Prime Brokerage Event for six months ended September 30, 2021.

	Millions of yen
	March 31, 2022	September 30, 2022
Long-lived assets:
Americas	¥103,045	¥121,343
Europe	53,643	54,048
Asia and Oceania	23,600	22,804

Subtotal	180,288	198,195
Japan	269,135	267,226

Consolidated	¥449,423	¥465,421